Share Capital and Other Components of Equity - Summary of Share-Based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - Omnibus Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Based Compensation Restricted Stock Units Award Activity [Line Items]
RSUs Outstanding	1,209,600	0
RSUs Redeemable	797,400
Weighted Average Grant Date Fair Value (CDN$)	$ 8.63	$ 0
Remaining Contractual Life (years)	9 years 11 months 15 days
Dec 15, 2025 [Member]
Schedule of Share Based Compensation Restricted Stock Units Award Activity [Line Items]
Grant Date	Dec. 15, 2025
RSUs Outstanding	1,209,600
RSUs Redeemable	797,400
Weighted Average Grant Date Fair Value (CDN$)	$ 8.63
Expiry Date	Dec. 15, 2035
Remaining Contractual Life (years)	9 years 11 months 15 days